Acquisition of Bao Li Gaming Promotion Limited (Details 3) (Bao Li Gaming [Member], USD $)	12 Months Ended
Dec. 31, 2013
Bao Li Gaming [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
2014	$ 16,837,500
2015	16,189,550
Total Contingent Consideration	$ 33,027,050